Other Operating Expenses	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other Operating Expenses
37.	OTHER OPERATING EXPENSES

Description	12/31/2018	12/31/2017
Turnover tax	7,037,212	5,628,643
Charges for other provisions	1,295,615	1,134,779
Deposit guarantee fund contributions	370,498	353,862
Donations	106,441	156,472
Insurance claims	65,910	53,597
Other	3,518,194	3,677,745

	12,393,870	11,005,098